Leases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Right-of-use assets, beginning balance			$ 2,622
Impairment	$ 0	$ (669)	(78)
Transfers	0	(979)
Modification of lease	(477)
Depreciation	(109)	(304)
Right-of-use assets, ending balance	84	670
Lease liabilities, beginning balance			3,280
Modification of lease	560
Modification of lease	(560)
Interest expense	140	178	$ 212
Payments	(748)	(749)
Lease liabilities, ending balance	$ 1,541	$ 2,709